Lease Operating Expenses (Details) (Gastar, Proven reserves, oil & natural gas production and undeveloped leasehold interest, USD $)	3 Months Ended
Sep. 30, 2014
Gastar | Proven reserves, oil & natural gas production and undeveloped leasehold interest
Lease Operating Expenses
Quarterly payments for volume shortfalls	$ 929,634